SUPPLEMENT DATED FEBRUARY 26, 2020 TO

THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED JUNE 28, 2019

Effective February 21, 2020, ONEFUND, LLC, investment adviser to the Index Funds S&P 500® Equal Weight, has changed its address to 737 Bishop Street, Mauka Tower, Suite 2850, Honolulu, HI 96813.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE